Employee Retirement and Severance Benefits (Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Japan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	¥ 231,811	¥ 267,355
Prior service credit	(36,506)	(48,392)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax, Total	195,305	218,963
Foreign Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	118,247	95,121
Prior service credit	268	(227)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax, Total	¥ 118,515	¥ 94,894